Financial assets and liabilities (Detail Textuals)	Mar. 31, 2018 USD ($)
Disclosure Of Financial Assets And Liabilities [Abstract]
Fair value of term and vehicle loans and loan from related party	$ 17,849,954
Carrying amount of term and vehicle loans and loan from related party	$ 17,849,954